Annual Fund Operating Expenses	Nov. 28, 2025
Leader Capital Short Term High Yield Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.35%
Expenses (as a percentage of Assets)	1.50%
Leader Capital Short Term High Yield Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.35%
Expenses (as a percentage of Assets)	2.25%
Leader Capital Short Term High Yield Bond Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.35%
Expenses (as a percentage of Assets)	1.25%
Leader Capital Short Term High Yield Bond Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.35%
Expenses (as a percentage of Assets)	1.75%
Leader Capital High Quality Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.33%
Leader Capital High Quality Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	2.08%
Leader Capital High Quality Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.38%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.46%
Leader Capital High Quality Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.08%